Lord Abbett Developing Growth Fund, Inc.


Supplement dated December 27, 1999 to
Prospectus dated June 1, 1999 (As revised August 1, 1999)

Starting January 17, 2000, Classes A, B, C and P will not be available for purchase by new investors other than through Mutual Fund Advisory Programs currently offering the Fund's shares and certain qualified retirement plans described below. Existing shareholders may continue to invest in the Fund by adding to existing accounts. Qualified plans currently offering the Fund as an investment option may open new participant accounts. However, it is the Fund's intention not to accept any purchase order for more than $5 million.

Qualified retirement plans that are currently considering investing in the Fund but have not yet done so may invest in the Fund after January 17, 2000 only if they or their representatives contact the Funds' distributor, Lord Abbett Distributor LLC, by January 31, 2000 and receive approval for the investment. If approved, a plan's initial investment may be made before or after January 31.




Lord Abbett Developing Growth Fund, Inc.


Supplement dated December 27, 1999 to
Class Y Shares Prospectus dated May 1, 1999

Starting January 17, 2000, Class Y shares of Lord Abbett Developing Growth Fund will not be available for purchase by new investors other than through Mutual Fund Advisory Programs currently offering the Fund's shares and certain qualified retirement plans described below. Existing shareholders may continue to invest in the Fund by adding to existing accounts. Qualified plans currently offering the Fund as an investment option may open new participant accounts. However, it is the Fund's intention not to accept any purchase order for more than $5 million.

Qualified retirement plans that are currently considering investing in the Fund but have not yet done so may invest in the Fund after January 17, 2000 only if they or their representatives contact the Funds' distributor, Lord Abbett Distributor LLC, by January 31, 2000 and receive approval for the investment. If approved, a plan's initial investment may be made before or after January 31.